Related party transactions	3 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
Related party transactions

13. Related party transactions:

For the quarter ended March 31, 2024, the Company has the following related party transactions:

	Three Months ended March 31, 2024	Three Months ended March 31, 2023
Director’s fees	$2,003	$2,000
Salaries, wages, consultants and benefits	160,130	162,665
Selling and marketing	15,380	27,522
Stock-based compensation (Note 9)	23,923	48,221
Software technology development (Note 7)	60,148	58,827
Closing balance for the period	$261,584	$299,235

The Company has liabilities of $67,507 (December 31, 2023 - $79,852) as at March 31, 2024, to current directors, officers and companies owned by the current directors and officers of the Company for employment, director and consulting fees.

During the period ended March 31, 2024, the Company granted 1,056,250 options with an exercise price of CAD$0.20 ($0.14) to current directors and officers of the Company.

During the year ended December 31, 2023, the Company granted 400,000 options with an exercise price of CAD$0.30 ($0.22) per share to current directors and officers of the Company.

The related party transactions are in the normal course of operations and were measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.